CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)(RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency gains/ (losses), tax	0	0	0
Foreign currency translation adjustment, tax	0	0	0